Repurchase agreement (Details) (USD $)	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2013 Secured debt [Member]	Sep. 30, 2013 Secured debt [Member] Repurchase agreement due March 21, 2014 [Member]	Mar. 22, 2013 Secured debt [Member] Repurchase agreement due March 21, 2014 [Member]	Sep. 30, 2013 Secured debt [Member] Repurchase agreement due March 23, 2015 [Member]	Sep. 23, 2013 Secured debt [Member] Repurchase agreement due March 23, 2015 [Member]	Sep. 30, 2013 Secured debt [Member] Repurchase agreement due March 11, 2016 [Member]	Sep. 12, 2013 Secured debt [Member] Repurchase agreement due March 11, 2016 [Member]
Short-term Debt [Line Items]
Line of Credit Facility, Interest Rate at Period End			3.08%
Maximum borrowing capacity			$ 425,000,000	$ 100,000,000	$ 100,000,000	$ 200,000,000	$ 200,000,000	$ 125,000,000	$ 125,000,000
Book value of collateral			566,842,000	165,790,000		270,219,000		130,833,000
Amount outstanding	$ 338,800,000	$ 0	$ 338,800,000	$ 87,916,000		$ 176,583,000		$ 74,301,000